Note 12 - Employee Benefit Plans (Detail) - Profit Sharing Contributions (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Matching contribution	$ 1,014,418	$ 929,869	$ 875,138
Discretionary contribution	188,700	150,000	99,400
	$ 1,203,118	$ 1,079,869	$ 974,538